UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Trust

Annual report 12/31/17

John Hancock
Collateral Trust

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
6	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
15	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Trustees and Officers
25	More information

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.

TOTAL RETURNS AS OF 12/31/17 (%)

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. economy was still relatively healthy

Economic growth in the United States continues, along with a bull market during the calendar year.

Fed raised interest rates three times

The U.S. Federal Reserve (Fed) initiated 25 basis points interest-rate raises in March, June, and December.

The fund maintained a competitive yield

The fund successfully maintained a competitive yield, outperforming the overnight bank funding rate over the course of the year.

PORTFOLIO COMPOSITION AS OF 12/31/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor or grantor is unable or unwilling to make principal or interest payments. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Market volatility can cause greater likelihood of margin calls associated with securities on loan, reducing fund liquidity and potentially causing a dilutive impact to the fund. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's registration statement for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

What factors impacted the market during the 12 months ended December 31, 2017?

The year marked a fresh beginning for money market funds as the long-awaited U.S. money market reform and the associated migration from prime to government funds was finally in the rear-view mirror and investors could focus on the new landscape ahead of them.

To start the year, President Trump had just taken office and initially there was much speculation about what his tax reform and infrastructure plans would mean for the future path of U.S. Federal Reserve (Fed) interest-rate hikes and the U.S. economy as a whole. The U.S. economy continued a slow growth trajectory during the year and the Fed voted to raise its interest-rate target range by 25 basis points (bps) at its March, June, and December meetings (to end with a target range of 125-150 bps), while also voting to begin winding down the Fed's balance sheet at its September meeting by not reinvesting maturity proceeds.

After much speculation, Jerome Powell was selected by President Trump to replace current Fed Chair Janet Yellen, whose term ended after period end in early February. Powell has voted with Yellen at every meeting and is expected to maintain a similar outlook and policies.

The one-month London Interbank Offered Rate (LIBOR) began the year at 77 bps and ended at 156

TOP 10 ISSUERS AS OF 12/31/17 (%)

Wells Fargo & Company, 1.395% to 1.693%, 1-9-18 to 4-25-18	7.3
Credit Suisse AG, 1.503% to 1.709%, 1-29-18 to 4-27-18	6.5
Toyota Motor Corp., 1.338% to 1.803%, 1-10-18 to 9-10-18	6.0
Old Line Funding LLC, 1.339% to 1.655%, 1-8-18 to 11-9-18	5.1
Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.359% to 1.450%, 1-2-18 to 1-4-18	4.5
UBS AG, 1.706% to 1.823%, 3-26-18	4.3
Macquarie Bank, Ltd., 1.677% to 1.883%, 1-17-18 to 10-30-18	4.3
Sumitomo Mitsui Banking Corp., 1.348% to 1.369%, 1-2-18	4.3
PNC Bank NA, 1.440% to 1.521%, 2-23-18 to 6-1-18	4.2
Cargill Global Funding PLC, 1.399% to 1.602%, 1-2-18 to 1-3-18	4.2
TOTAL	50.7
As a percentage of total investments.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       4

bps, while the three-month LIBOR began the year at 100 bps and ended at 169 bps.

How did the fund perform?

The spreads that we saw in the immediate aftermath of money market reform implementation at the end of last year proved to be short lived, and it quickly became clear that issuers were finding other sources of short term funding outside of the commercial paper and certificate of deposit (CD) markets. In fact, in June, the LIBOR hit its lowest level in the past 5 years, just 9 months after hitting its highest level in the past 5 years in September 2016.

In spite of this, the fund successfully maintained a competitive yield, outperforming the overnight bank funding rate over the course of the year, while also maintaining adequate liquidity and increasing its weighted average maturity (WAM) in advance of each interest-rate hike. We focused on increasing the fund's WAM by buying securities that matured as close as possible to the Fed meeting dates, while also identifying floating-rate securities with reset dates close to the meeting dates. The fund started the period with a WAM of 29 days—peaking at 47 days in June—and closed the period at 36 days.

Where have you found good opportunities?

We maintained a significant portion of the fund's assets in floating-rate securities that reset at prevailing interest rates. These performed well as the Fed raised interest rates and allowed the fund to generate incremental yield while still maintaining its short maturity profile.

While short corporate bonds have richened when compared to commercial paper and CDs, mainly due to global quantitative easing, we were able to take advantage of some cheap secondary offerings when large index accounts were forced sellers around month ends, a time when dealers are often facing their own balance sheet constraints.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2015 Investing since 1993

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2017

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception[1]	Since inception[1]
John Hancock Collateral Trust	1.00	0.58	1.69
Index†	0.85	0.42	1.23

Performance figures assume all distributions are reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the Financial highlights of the fund's annual report dated December 31, 2017. The net expenses and gross expense annualized ratios are 0.09% and 0.54%, respectively.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Collateral Trust for the periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would result in lower returns.

1	From 2-2-15.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       6

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on July 1, 2017, with the same investment held until December 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on July 1, 2017, with the same investment held until December 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statement for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       7

SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 7-1-2017	Ending value on 12-31-2017	Expenses paid during period ended 12-31-2017[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,005.30	$0.45	0.09%
Hypothetical example for comparison purposes	1,000.00	1,024.80	0.46	0.09%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       8

Fund’s investments
AS OF 12-31-17
	Maturity date	Yield (%)	Par value^	Value
Corporate interest-bearing obligations 41.9%				$697,959,772
(Cost $698,171,480)
American Honda Finance Corp.	03-13-18	1.348	1,750,000	1,749,363
American Honda Finance Corp. (A)	02-16-18	1.376	15,305,000	15,296,517
Caisse Centrale Desjardins (A)	01-29-18	1.642	16,810,000	16,808,024
Chevron Corp.	03-02-18	1.358	5,000,000	4,996,652
Chevron Corp. (B)	03-02-18	1.473	3,000,000	2,999,853
Credit Suisse AG (B)	01-29-18 to 04-27-18	1.503 to 1.563	43,684,000	43,698,607
Credit Suisse AG	01-29-18 to 04-27-18	1.612 to 1.709	64,582,000	64,561,508
Eli Lilly & Company	03-15-18	1.387	1,500,000	1,508,056
Exxon Mobil Corp.	03-06-18	1.313	2,018,000	2,016,133
John Deere Capital Corp. (B)	01-16-18 to 10-15-18	1.330 to 1.389	27,262,000	27,288,188
JP Morgan Securities LLC (A)(B)	08-02-18 to 12-14-18	1.584 to 1.813	38,000,000	38,003,518
Macquarie Bank, Ltd. (A)(B)	10-30-18	1.854	50,000,000	49,999,800
National Rural Utilities Cooperative Finance Corp.	02-01-18 to 11-01-18	1.441 to 2.021	36,121,000	38,352,329
Old Line Funding LLC (A)(B)	03-12-18 to 11-09-18	1.515 to 1.655	50,000,000	49,991,250
Philip Morris International, Inc.	05-16-18	1.535	10,000,000	10,142,534
PNC Bank NA	02-23-18	1.440	2,500,000	2,499,215
PNC Bank NA (B)	06-01-18	1.521	67,102,000	67,186,267
State Street Corp.	05-15-18	1.377	5,000,000	4,992,214
The Toronto-Dominion Bank (B)	09-19-18	1.751	10,000,000	10,020,272
The Walt Disney Company	09-17-18	1.445	1,250,000	1,246,754
Thunder Bay Funding LLC (A)(B)	02-15-18	1.559	30,000,000	29,997,480
Toyota Motor Credit Corp.	01-10-18 to 01-12-18	1.338 to 1.629	13,264,000	13,262,720
Toyota Motor Finance Netherlands BV (B)	03-27-18 to 09-10-18	1.646 to 1.803	87,000,000	86,972,157
UBS AG	03-26-18	1.706	12,335,000	12,335,433

UBS AG (B)	03-26-18	1.823	59,398,000	59,482,814

Wells Fargo & Company (B)	04-23-18	1.395	42,494,000	42,552,114
Commercial paper 41.4%				$689,570,268
(Cost $689,753,216)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	01-02-18 to 01-04-18	1.359 to 1.450	75,000,000	74,984,121

Barclays Bank PLC	01-02-18	1.389	55,000,000	54,991,200
BNP Paribas SA	01-02-18 to 03-15-18	1.267 to 1.602	45,000,000	45,000,000
CAFCO LLC	01-02-18 to 03-20-18	1.379 to 1.649	50,000,000	49,898,717
Cargill Global Funding PLC	01-02-18 to 01-03-18	1.399 to 1.602	69,547,000	69,533,510
Chariot Funding LLC	01-04-18	1.471	6,000,000	5,998,505
Cisco Systems, Inc.	03-01-18	1.576	14,850,000	14,812,098
Georgia Transmission Corp.	01-17-18 to 02-20-18	1.309 to 1.402	35,000,000	34,959,404
JP Morgan Securities LLC	01-04-18 to 03-23-18	1.440 to 1.476	30,000,000	29,922,152
Koch Resources LLC	01-05-18 to 01-22-18	1.592 to 1.654	32,500,000	32,485,433
Macquarie Bank, Ltd.	01-17-18 to 09-12-18	1.677 to 1.883	21,375,000	21,151,132
Manhattan Asset Funding Company LLC	01-08-18 to 02-01-18	1.452 to 1.521	34,750,000	34,707,005
9	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

National Rural Utilities Cooperative Finance Corp.	01-02-18	1.420	25,000,000	$24,995,900
Nestle Finance International, Ltd.	01-04-18	1.420	18,750,000	18,745,969
Novartis Finance Corp.	01-04-18	1.541	30,000,000	29,992,955
NSTAR Electric Company	01-04-18	1.521	20,000,000	19,995,070
Old Line Funding LLC	01-08-18	1.339 to 1.349	35,000,000	34,985,358

Telstra Corp., Ltd.	01-22-18 to 04-09-18	1.386 to 1.666	69,150,000	68,915,462

Unilever Capital Corp.	01-02-18	1.470	23,500,000	23,496,277
Certificate of deposit 10.0%				$167,010,732
(Cost $167,007,612)
Chase Bank USA NA (B)	01-05-18 to 01-09-18	1.665 to 1.673	50,000,000	50,003,100

State Street Bank & Trust Company	02-09-18	1.420	25,000,000	24,994,555

Sumitomo Mitsui Trust Bank, Ltd. (B)	04-16-18	1.704	13,000,000	13,001,768
Wells Fargo Bank NA (B)	01-09-18 to 04-25-18	1.446 to 1.693	79,000,000	79,011,309
Time deposits 4.3%				$71,000,000

(Cost $71,000,000)
Sumitomo Mitsui Banking Corp.	01-02-18	1.348 to 1.369	71,000,000	71,000,000
U.S. Government Agency 1.5%				$25,589,128
(Cost $25,588,832)
Federal Farm Credit Bank (B)	03-02-18 to 09-13-19	1.228 to 1.450	22,270,000	22,269,803

Federal Home Loan Bank (B)	10-05-18	1.139	420,000	420,053
Federal Home Loan Bank	01-09-18	1.288	2,900,000	2,899,272

	Par value^	Value
Repurchase agreement 0.9%		$15,611,000
(Cost $15,611,000)
Repurchase Agreement with State Street Corp. dated 12-29-17 at 0.540% to be repurchased at $15,611,937 on 1-2-18, collateralized by $15,865,000 Federal Home Loan Bank, 1.250% due 7-27-18 (valued at $15,924,494, including interest)	15,611,000	15,611,000
Total investments (Cost $1,667,132,140) 100.0%		$1,666,740,900
Other assets and liabilities, net 0.0%		750,677
Total net assets 100.0%		$1,667,491,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $200,096,589 or 12.0% of the fund's net assets as of 12-31-17.
(B)	Variable rate obligation.
At 12-31-17, the aggregate cost of investments for federal income tax purposes was $1,667,132,140. Net unrealized depreciation aggregated to $391,240, of which $32,778 related to gross unrealized appreciation and $424,018 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	10

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 12-31-17

Assets
Investments, at value (Cost $1,667,132,140)	$1,666,740,900
Cash	728
Interest receivable	3,083,661
Other receivables and prepaid expenses	59,415
Total assets	1,669,884,704
Liabilities
Distributions payable	2,244,203
Payable to affiliates
Administrative services fees	72,409
Transfer agent fees	10,000
Trustees' fees	1,039
Other liabilities and accrued expenses	65,476
Total liabilities	2,393,127
Net assets	$1,667,491,577
Net assets consist of
Paid-in capital	$1,667,887,787
Undistributed net investment income	2,471
Accumulated net realized gain (loss) on investments	(7,441)
Net unrealized appreciation (depreciation) on investments	(391,240)
Net assets	$1,667,491,577

Net asset value per share
Based on 166,686,636 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$10.00

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       11

STATEMENT OF OPERATIONS  For the year ended 12-31-17

Investment income
Interest	$24,865,575
Expenses
Investment management fees	10,604,196
Administrative services fees	478,882
Transfer agent fees	60,000
Trustees' fees	47,816
Printing and postage	13,278
Professional fees	87,153
Custodian fees	175,018
Other	27,962
Total expenses	11,494,305
Less expense reductions	(9,660,274)
Net expenses	1,834,031
Net investment income	23,031,544
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(7,441)
Change in net unrealized appreciation (depreciation) of investments	(641,446)
Net realized and unrealized loss	(648,887)
Increase in net assets from operations	$22,382,657

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       12

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-17	Year ended 12-31-16
Increase (decrease) in net assets
From operations
Net investment income	$23,031,544	$9,667,566
Net realized gain (loss)	(7,441)	1,331
Change in net unrealized appreciation (depreciation)	(641,446)	402,265
Increase in net assets resulting from operations	22,382,657	10,071,162
Distributions to shareholders
From net investment income	(23,031,544)	(9,668,275)
From fund share transactions
Shares issued	28,330,290,388	21,146,956,597
Repurchased	(28,103,619,844)	(21,314,186,121)
Total from fund share transactions	226,670,544	(167,229,524)
Total increase (decrease)	226,021,657	(166,826,637)
Net assets
Beginning of year	1,441,469,920	1,608,296,557
End of year	$1,667,491,577	$1,441,469,920
Undistributed net investment income	$2,471	$1,140
Share activity
Shares outstanding
Beginning of year	144,053,426	160,752,742
Shares issued	2,831,295,288	2,113,314,469
Shares repurchased	(2,808,662,078)	(2,130,013,785)
End of year	166,686,636	144,053,426

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       13

Financial highlights

Period Ended	12-31-17	12-31-16	12-31-15[1]
Per share operating performance
Net asset value, beginning of period	$10.01	$10.00	$10.01
Net investment income[2]	0.11	0.05	0.01
Net realized and unrealized gain (loss) on investments	(0.01)	0.02	(0.01)
Total from investment operations	0.10	0.07	(0.00)
Less distributions to common shareholders
From net investment income	(0.11)	(0.06)	(0.01)
Net asset value, end of period	$10.00	$10.01	$10.00
Total return at net asset value (%)[3]	1.00	0.66	0.03	[4]
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$1,667	$1,441	$1,608
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.54	0.54	[5]
Expenses including reductions	0.09	0.09	0.09	[5]
Net investment income	1.07	0.55	0.14	[5]
Portfolio turnover (%)[6]	44	97	0	[7]
Senior securities

[1]	Period from 2-1-15 (commencement of operations) to 12-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
[7]	During the period ended December 31, 2015, securities purchased and/or sold by the fund utilized in the calculation of the portfolio turnover were acquired with less than one year until maturity. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       14

Notes to financial statements

Note 1 — Organization

John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), a Massachusetts business trust. The fund is an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Advisers, LLC, the fund's investment advisor (the Advisor), or its affiliates. The fund serves primarily as investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the highest short-term credit categories and their unrated equivalents. The fund's net asset value (NAV) varies daily.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       15

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the year ended December 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended December 31, 2017, were $7,363.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2017, the fund has a short-term capital loss carryforward of $7,441 available to offset future net realized capital gains. This carryforward does not expire.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       16

As of December 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

The tax character of distributions for the years ended December 31, 2017 and 2016 was as follows:

	December 31, 2017	December 31, 2016
Ordinary income	$23,031,544	$9,668,275

As of December 31, 2017, the components of distributable earnings on a tax basis consisted of $2,471 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2017.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund's average net assets and (b) 0.480% of the fund's average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund's average net assets. The expense waiver will remain in effect until April 30, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.

The expense reductions described above amounted to $9,660,274 for the year ended December 31, 2017.

The investment management fees incurred for the year ended December 31, 2017 were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.

Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       17

expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $228,653,035 and $189,891,020, respectively, for the year ended December 31, 2017.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of John Hancock Collateral Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Collateral Trust (the "Fund") as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more investment companies in the John Hancock family of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       19

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       20

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2015	221
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2015	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       21

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2015	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2015	221

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2015	221
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       22

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2015	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	221

President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2015	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       23

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2015
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2015
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2015
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2015
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 38 other John Hancock funds consisting of 28 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Placement agent

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
315A 12/17 2/18

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2017, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $34,940 for the fiscal year ended December 31, 2017 and $34,283 for the fiscal year ended December 31, 2016 for the John Hancock Collateral Investment Trust. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees amounted to $540 for the fiscal year ended December 31, 2017 and $510 for the fiscal year ended December 31, 2016 for the John Hancock Collateral Investment Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). In addition, amounts billed to control affiliates for service provider internal controls reviews were $110,200 for the fiscal year ended December 31, 2017 and $106,517 for the fiscal year ended December 31, 2016.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,775 for the fiscal year ended December 31, 2017 and $2,797 for the fiscal year ended December 31, 2016 for the John Hancock Collateral Investment Trust. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
Other fees amounted to $717 for the fiscal year ended December 31, 2017 and $27 for the fiscal year ended December 31, 2016 for John Hancock Collateral Investment Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2017, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $9,042,739 for the fiscal year ended December 31, 2017 and $4,624,423 for the fiscal year ended December 31, 2016.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman .

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 23, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 23, 2018